UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22003

Nuveen Core Equity Alpha Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JCE
Nuveen Core Equity Alpha Fund
Portfolio of Investments    September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.4%
	COMMON STOCKS – 98.4%
	Aerospace & Defense – 7.0%
16,900	Boeing Co/The	$6,285,110
10,500	Harris Corp	1,776,705
300	L3 Technologies Inc	63,786
12,800	Northrop Grumman Corp	4,062,336
14,300	Raytheon Co	2,955,238
4,100	Rockwell Collins Inc	575,927
10,800	Textron Inc	771,876
1,300	TransDigm Group Inc, (2)	483,990
	Total Aerospace & Defense	16,974,968
	Air Freight & Logistics – 0.6%
15,000	CH Robinson Worldwide Inc	1,468,800
1,000	Expeditors International of Washington Inc	73,530
	Total Air Freight & Logistics	1,542,330
	Airlines – 0.4%
10,900	United Continental Holdings Inc, (2)	970,754
	Auto Components – 0.1%
2,700	Aptiv PLC	226,530
	Banks – 5.8%
700	BB&T Corp	33,978
11,000	Citizens Financial Group Inc	424,270
21,300	Comerica Inc	1,921,260
86,700	Fifth Third Bancorp, (3)	2,420,664
55,500	Huntington Bancshares Inc/OH	828,060
12,900	KeyCorp	256,581
6,500	M&T Bank Corp	1,069,510
7,200	People's United Financial Inc	123,264
9,500	PNC Financial Services Group Inc/The	1,293,805
148,900	Regions Financial Corp, (3)	2,732,315
17,800	SunTrust Banks Inc	1,188,862
2,300	SVB Financial Group, (2)	714,909
23,200	Zions Bancorporation	1,163,480
	Total Banks	14,170,958

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Beverages – 2.6%
25,375	Brown-Forman Corp	$1,282,706
21,600	Constellation Brands Inc, Class A Shares	4,657,392
8,000	Monster Beverage Corp, (2)	466,240
400	PepsiCo Inc	44,720
	Total Beverages	6,451,058
	Biotechnology – 0.3%
6,800	AbbVie Inc	643,144
	Building Products – 0.1%
2,500	AO Smith Corp	133,425
	Capital Markets – 8.9%
4,100	BlackRock Inc	1,932,453
15,600	Cboe Global Markets Inc	1,496,976
8,300	Charles Schwab Corp/The	407,945
21,300	CME Group Inc	3,625,473
24,500	E*TRADE Financial Corp	1,283,555
15,300	Moody's Corp	2,558,160
37,900	Morgan Stanley	1,765,003
5,000	MSCI Inc, Class A Shares	887,050
16,300	Nasdaq Inc	1,398,540
4,800	Northern Trust Corp	490,224
15,200	S&P Global Inc	2,969,928
25,500	T Rowe Price Group Inc	2,784,090
	Total Capital Markets	21,599,397
	Chemicals – 1.4%
31,400	CF Industries Holdings Inc	1,709,416
11,400	Eastman Chemical Co	1,091,208
1,100	LyondellBasell Industries NV	112,761
16,900	Mosaic Co/The	548,912
	Total Chemicals	3,462,297
	Commercial Services & Supplies – 1.3%
4,400	Cintas Corp	870,364
7,700	Copart Inc, (2)	396,781
25,900	Republic Services Inc, (3)	1,881,894
	Total Commercial Services & Supplies	3,149,039
	Communications Equipment – 0.7%
3,900	Cisco Systems Inc	189,735
5,500	F5 Networks Inc, (2)	1,096,810
2,700	Motorola Solutions Inc	351,378
	Total Communications Equipment	1,637,923

Shares	Description (1)	Value
	Construction & Engineering – 0.2%
6,900	Fluor Corp	$ 400,890
	Consumer Finance – 0.5%
14,700	Discover Financial Services	1,123,815
	Containers & Packaging – 0.0%
800	Avery Dennison Corp	86,680
	Diversified Telecommunication Services – 0.1%
14,200	CenturyLink Inc	301,040
	Electric Utilities – 1.8%
26,600	NextEra Energy Inc	4,458,160
	Electrical Equipment – 0.6%
18,400	AMETEK Inc	1,455,808
	Electronic Equipment, Instruments & Components – 2.1%
34,800	Amphenol Corp, Class A Shares	3,271,896
4,500	FLIR Systems Inc	276,615
18,500	TE Connectivity Ltd	1,626,705
	Total Electronic Equipment, Instruments & Components	5,175,216
	Energy Equipment & Services – 0.9%
14,400	Baker Hughes a GE Co	487,152
13,100	Helmerich & Payne Inc	900,887
14,600	National Oilwell Varco Inc	628,968
2,400	TechnipFMC PLC	75,000
	Total Energy Equipment & Services	2,092,007
	Equity Real Estate Investment Trust – 2.9%
10,000	American Tower Corp	1,453,000
3,900	Apartment Investment & Management Company, Class A	172,107
1,200	Crown Castle International Corp	133,596
10,600	Duke Realty Corp	300,722
500	Equity Residential	33,130
16,900	Extra Space Storage Inc.	1,464,216
11,200	Host Hotels & Resorts Inc.	236,320
1,500	Mid-America Apartment Communities Inc.	150,270
37,500	Prologis Inc, (3)	2,542,125
600	Public Storage, Inc.	120,978
1,500	SBA Communications Corp, (2)	240,945
3,600	UDR Inc.	145,548
3,400	Weyerhaeuser Co	109,718
	Total Equity Real Estate Investment Trust	7,102,675

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Food & Staples Retailing – 0.3%
2,000	Costco Wholesale Corp	$469,760
2,300	Sysco Corp	168,475
	Total Food & Staples Retailing	638,235
	Food Products – 0.3%
4,000	Archer-Daniels-Midland Co	201,080
2,400	Conagra Brands Inc	81,528
3,100	Hormel Foods Corp	122,140
7,100	Tyson Foods Inc, Class A Shares	422,663
	Total Food Products	827,411
	Health Care Equipment & Supplies – 7.9%
10,000	Abbott Laboratories	733,600
3,300	ABIOMED Inc, (2)	1,484,175
9,700	Align Technology Inc, (2)	3,794,834
34,300	Baxter International Inc, (3)	2,644,187
6,600	Boston Scientific Corp, (2)	254,100
9,000	Edwards Lifesciences Corp, (2)	1,566,900
4,600	IDEXX Laboratories Inc, (2)	1,148,436
12,200	Intuitive Surgical Inc, (2)	7,002,800
4,600	ResMed Inc	530,564
600	Stryker Corp	106,608
400	Varian Medical Systems Inc, (2)	44,772
	Total Health Care Equipment & Supplies	19,310,976
	Health Care Providers & Services – 2.5%
1,400	Anthem Inc	383,670
16,600	Centene Corp, (2)	2,403,348
600	Cigna Corp	124,950
7,400	Envision Healthcare Corp, (2)	338,402
18,200	HCA Inc	2,531,984
700	Henry Schein Inc, (2)	59,521
400	Humana Inc	135,408
300	Laboratory Corp of America Holdings, (2)	52,104
1,400	Quest Diagnostics Inc	151,074
	Total Health Care Providers & Services	6,180,461
	Hotels, Restaurants & Leisure – 2.7%
21,400	Hilton Worldwide Holdings Inc	1,728,692
23,000	Marriott International Inc/MD	3,036,690
4,700	McDonald's Corp	786,263
7,600	Wynn Resorts Ltd	965,656
	Total Hotels, Restaurants & Leisure	6,517,301

Shares	Description (1)	Value
	Household Durables – 0.3%
17,100	DR Horton Inc, (3)	$ 721,278
	Independent Power & Renewable Electricity Producers – 0.9%
36,100	AES Corp/VA	505,400
42,400	NRG Energy Inc	1,585,760
	Total Independent Power & Renewable Electricity Producers	2,091,160
	Industrial Conglomerates – 0.2%
2,300	3M Co	484,633
	Insurance – 2.6%
14,600	Aflac Inc	687,222
17,800	Allstate Corp/The	1,756,860
55,200	Progressive Corp/The, (3)	3,921,408
	Total Insurance	6,365,490
	Internet & Direct Marketing Retail – 1.6%
900	Expedia Group Inc	117,432
9,800	Netflix Inc, (2)	3,666,474
2,200	TripAdvisor Inc, (2)	112,354
	Total Internet & Direct Marketing Retail	3,896,260
	Internet Software & Services – 0.1%
4,300	Twitter Inc, (2)	122,378
	IT Services – 7.0%
5,100	Accenture PLC	868,020
17,300	Akamai Technologies Inc, (2)	1,265,495
4,900	Automatic Data Processing Inc	738,234
6,600	Broadridge Financial Solutions Inc	870,870
3,700	Fidelity National Information Services Inc	403,559
6,500	Fiserv Inc, (2)	535,470
1,600	Gartner Inc, (2)	253,600
1,600	Global Payments Inc	203,840
19,000	Mastercard Inc	4,229,590
15,000	Paychex Inc	1,104,750
29,400	PayPal Holdings Inc, (2)	2,582,496
20,200	Total System Services Inc	1,994,548
13,200	VeriSign Inc, (2)	2,113,584
	Total IT Services	17,164,056
	Life Sciences Tools & Services – 0.1%
400	Illumina Inc, (2)	146,824
400	Waters Corp, (2)	77,872
	Total Life Sciences Tools & Services	224,696

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Machinery – 2.4%
10,800	Caterpillar Inc	$1,646,892
16,700	Deere & Co	2,510,511
700	Illinois Tool Works Inc	98,784
20,700	Xylem Inc/NY	1,653,309
	Total Machinery	5,909,496
	Media – 1.1%
17,700	Discovery Inc, (2)	523,566
8,800	Discovery Inc, Class A, (2)	281,600
7,700	Interpublic Group of Cos Inc/The	176,099
64,600	News Corp, Class A Shares, (3)	852,074
14,400	Twenty-First Century Fox Inc	659,808
5,100	Twenty-First Century Fox Inc, Class A Shares	236,283
	Total Media	2,729,430
	Metals & Mining – 0.9%
164,100	Freeport-McMoRan Inc, (3)	2,284,272
	Multiline Retail – 2.2%
10,300	Dollar General Corp	1,125,790
25,700	Dollar Tree Inc, (2)	2,095,835
14,600	Kohl's Corp	1,088,430
20,600	Macy's Inc	715,438
2,800	Nordstrom Inc	167,468
2,100	Target Corp	185,241
	Total Multiline Retail	5,378,202
	Multi-Utilities – 0.4%
17,400	Public Service Enterprise Group Inc	918,546
	Oil, Gas & Consumable Fuels – 4.7%
16,900	Anadarko Petroleum Corp	1,139,229
1,700	Andeavor	260,950
7,400	ConocoPhillips	572,760
1,100	Devon Energy Corp	43,934
17,600	Hess Corp	1,259,808
12,300	HollyFrontier Corp	859,770
28,600	Marathon Oil Corp	665,808
15,200	Marathon Petroleum Corp	1,215,544
5,100	Newfield Exploration Co, (2)	147,033
12,800	Noble Energy Inc	399,232
6,200	Occidental Petroleum Corp	509,454
8,500	ONEOK Inc	576,215
5,600	Phillips 66	631,232

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
3,300	Pioneer Natural Resources Co	$574,827
24,000	Valero Energy Corp	2,730,000
	Total Oil, Gas & Consumable Fuels	11,585,796
	Personal Products – 1.4%
24,100	Estee Lauder Companies Inc, Class A Shares	3,502,212
	Pharmaceuticals – 1.1%
29,000	Zoetis Inc	2,655,240
	Professional Services – 0.9%
1,200	Equifax Inc	156,684
5,800	IHS Markit Ltd, (2)	312,968
13,600	Robert Half International Inc	957,168
5,600	Verisk Analytics Inc, Class A Shares, (2)	675,080
	Total Professional Services	2,101,900
	Real Estate Management & Development – 0.7%
41,000	CBRE Group Inc, (2)	1,808,100
	Road & Rail – 1.5%
34,100	CSX Corp, (3)	2,525,105
9,600	JB Hunt Transport Services Inc	1,141,824
	Total Road & Rail	3,666,929
	Semiconductors & Semiconductor Equipment – 2.7%
10,600	Advanced Micro Devices Inc, (2)	327,434
1,300	Analog Devices Inc	120,198
85,900	Micron Technology Inc, (2)	3,885,257
3,200	NVIDIA Corp	899,264
12,100	Texas Instruments Inc	1,298,209
	Total Semiconductors & Semiconductor Equipment	6,530,362
	Software – 4.6%
4,900	Activision Blizzard Inc	407,631
3,900	Adobe Systems Inc, (2)	1,052,805
5,400	ANSYS Inc, (2)	1,008,072
2,400	Autodesk Inc, (2)	374,664
3,300	CA Inc	145,695
6,300	Citrix Systems Inc	700,308
600	Electronic Arts Inc, (2)	72,294
6,700	Intuit Inc	1,523,580
1,500	Microsoft Corp	171,555
22,500	Red Hat Inc, (2)	3,066,300
17,600	Salesforce.com Inc, (2)	2,798,928
	Total Software	11,321,832

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Specialty Retail – 2.1%
900	Advance Auto Parts Inc.	$151,497
2,600	AutoZone Inc, (2)	2,016,820
9,500	Best Buy Co Inc	753,920
8,800	Foot Locker Inc.	448,624
2,100	Ross Stores Inc	208,110
4,000	Tiffany & Co	515,880
4,000	TJX Cos Inc/The	448,080
1,800	Tractor Supply Co	163,584
1,500	Ulta Beauty Inc, (2)	423,180
	Total Specialty Retail	5,129,695
	Technology Hardware, Storage & Peripherals – 1.9%
4,300	Apple Inc	970,682
30,800	Hewlett Packard Enterprise Co	502,348
13,700	NetApp Inc	1,176,693
44,200	Seagate Technology PLC	2,092,870
	Total Technology Hardware, Storage & Peripherals	4,742,593
	Textiles, Apparel & Luxury Goods – 2.9%
13,600	Michael Kors Holdings Ltd, (2)	932,416
5,000	NIKE Inc	423,600
2,800	PVH Corp	404,320
4,400	Ralph Lauren Corp	605,220
31,800	Tapestry Inc	1,598,586
19,600	Under Armour Inc, Class A Shares, (2)	415,912
19,900	Under Armour Inc, Class C Shares, (2)	387,254
25,300	VF Corp	2,364,285
	Total Textiles, Apparel & Luxury Goods	7,131,593
	Trading Companies & Distributors – 2.1%
32,000	Fastenal Co	1,856,640
9,300	United Rentals Inc, (2)	1,521,480
5,000	WW Grainger Inc	1,787,050
	Total Trading Companies & Distributors	5,165,170

	Total Long-Term Investments (cost $204,421,503)	240,263,817

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 3.5%
	REPURCHASE AGREEMENTS – 2.5%
$ 6,096	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $6,096,769, collateralized by $5,760,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $6,224,867	1.050%		N/A	$ 6,096,236
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.0%
2,500	U.S. Treasury Bills, (3)	0.000%	1/17/19	F1+	2,483,594
	Total Short-Term Investments (cost $8,580,411)				8,579,830
	Total Investments (cost $213,001,914) – 101.9%				248,843,647
	Other Assets Less Liabilities – (1.9)% (5)				(4,669,185)
	Net Assets – 100%				$ 244,174,462
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
S&P 500 E-Mini	Long	30	12/18	$4,344,441	$4,378,500	$34,059	$(1,350)

Options Written
Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
RUSSELL 2000® Index	Call	(250)	$(43,500,000)	$1,740	10/19/18	$(85,000)
Total Options Written (premiums received $210,491)		(250)	$(43,500,000)			$(85,000)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$240,263,817	$ —	$ —	$240,263,817
Short-Term Investments:
Repurchase Agreements	—	6,096,236	—	6,096,236
U.S. Government and Agency Obligations	—	2,483,594	—	2,483,594
Investments in Derivatives:
Futures Contracts*	34,059	—	—	34,059
Options Written	(85,000)	—	—	(85,000)
Total	$240,212,876	$8,579,830	$ —	$248,792,706

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and certain options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$213,001,953
Gross unrealized:
Appreciation	$ 40,023,837
Depreciation	(4,182,143)
Net unrealized appreciation (depreciation) of investments	$ 35,841,694

Tax cost of futures contracts	$34,059
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of options written	$(85,000)
Net unrealized appreciation (depreciation) on option written	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(6)	Exchange-traded, unless otherwise noted.
(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
S&P	Standard & Poor's

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018